Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Outstanding Amount	$ 1,111,233	$ 1,216,614
Less: Deferred finance costs, net	(16,685)	(20,640)
Add: bond premium	1,390	1,609
Total borrowings	1,095,938	1,197,583
Less: current portion, net of deferred finance costs	(55,000)	(62,643)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	1,040,938	1,134,940
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Outstanding Amount	670,000	670,000
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Outstanding Amount	94,250	119,250
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Outstanding Amount	60,750	65,250
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Outstanding Amount	38,297	41,025
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Outstanding Amount	36,102	38,550
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Outstanding Amount	25,391	26,953
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Outstanding Amount	48,828	51,953
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Outstanding Amount	97,615	125,000
HSH Nordbank AG $40,300
Debt Instrument [Line Items]
Outstanding Amount	0	34,633
BNP Paribas $44,000
Debt Instrument [Line Items]
Outstanding Amount	$ 40,000	$ 44,000